CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]
Non-current assets
Property, plant and equipment, net	¥ 84,788	¥ 170,692
Construction in progress	39,222	37,791
Right-of-use assets	153,211	0
Lease prepayments	0	2,970
Goodwill	237	237
Interest in associates	3,322	3,181
Interest in joint ventures	3,124	2,812
Aircraft lease deposits	457	594
Other equity instrument investments	1,049	1,080
Other non-current financial assets	106	103
Derivative financial assets	3	75
Deferred tax assets	2,692	1,566
Other assets	1,979	1,776
Total non-current assets	290,190	222,877
Current assets
Inventories	1,893	1,699
Trade receivables	3,152	2,901
Other receivables	7,860	8,015
Cash and cash equivalents	1,849	6,928
Restricted bank deposits	102	116
Prepaid expenses and other current assets	1,591	3,659
Other financial assets	0	440
Derivative financial assets	218	0
Assets held for sale	0	224
Amounts due from related companies	73	90
Total current assets	16,738	24,072
Current liabilities
Derivative financial liabilities	0	44
Borrowings	37,543	38,741
Lease liabilities	19,998	0
Current portion of obligations under finance leases	0	9,555
Trade payables	2,317	2,309
Contract liabilities	1,610	1,693
Sales in advance of carriage	10,303	8,594
Current income tax	563	369
Amounts due to related companies	170	127
Accrued expenses	15,745	15,682
Other liabilities	7,241	6,573
Total current liabilities	95,490	83,687
Non-current liabilities
Borrowings	13,637	15,676
Lease liabilities	114,076	0
Obligations under finance leases	0	62,666
Other non-current liabilities	1,782	2,036
Provision for major overhauls	3,542	2,831
Provision for early retirement benefits	0	2
Deferred benefits and gains	833	906
Deferred tax liabilities	239	676
Total non-current liabilities	134,109	84,793
Net assets	77,329	78,469
Capital and reserves
Share capital	12,267	12,267
Reserves	51,839	52,990
Total equity attributable to equity shareholders of the Company	64,106	65,257
Non-controlling interests	13,223	13,212
Total equity	¥ 77,329	¥ 78,469

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).